Principles of Consolidation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Principles Of Consolidation [Abstract]
Schedule of carrying amount of assets and liabilities related to variable interest entity
Assets	March 31, 2014	December 31, 2013
Cash	$84,695	$1,146,546
Accounts receivable	1,837,401	418,875
Accounts receivable – related party	339,044	377,821
Due from related party	58,400	-
Inventories (current and long-term)	11,584,819	11,334,233
Prepaid expenses and other assets	13,646	2,388
Prepaid expenses - related parties	26,353	33,213
Property and equipment, net	918,823	966,148
Land use rights and yew forest assets, net	20,048,846	20,953,562
Total assets of VIE	$34,912,027	$35,232,786
Liabilities
Accrued expenses and other payables	$85,334	16,294
Taxes payable	716	9,924
Due to VIE holding companies	1,659,586	1,703,324
Due to related parties	3,380,613	4,804,661
Total liabilities of VIE	$5,126,249	$6,534,203

	December 31,
Assets	2013	2012
Cash	$1,146,546	$343,990
Accounts receivable	418,875	722,598
Accounts receivable – related parties	377,821	284,986
Inventories (current and long-term)	11,334,233	10,373,398
Prepaid expenses and other assets	2,388	-
Prepaid rent - related party	33,213	57,870
Property and equipment, net	966,148	790,563
Land use rights and yew forest assets, net	20,953,562	15,328,318
Total assets of VIE	$35,232,786	$27,901,723
Liabilities
Accounts payable	$-	$990
Accrued expenses and other payables	16,294	79,981
Taxes payable	9,924	6,305
Due to VIE holding companies	1,703,324	1,939,720
Due to related parties	4,804,661	1,900
Total liabilities of VIE	$6,534,203	$2,028,896